Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Acquired software [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	3 years
Acquired software [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	5 years
ERP-like acquired software [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	5 years
ERP-like acquired software [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	8 years